Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 5,494	$ (5,140)	$ 9,957
Prepaid expenses	745	(494)	1,781
Accounts payable	2,791	2,127	(1,098)
Accrued liabilities	(1,572)	(1,581)	(6,759)
Unearned revenue and long-term unearned revenue	(3,218)	(562)	(536)
Restricted cash	(10,808)	(2,785)	0
Advances to and from affiliates	(9,699)	(23,714)	17,953
Other operating assets and liabilities	(4,402)	(2,038)	(2,476)
Total	$ (20,669)	$ (34,187)	$ 18,822